ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Non current concession and license liabilities	$ 282,081